Leases (Details) - Schedule of Balance Sheet	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule of Balance Sheet [Abstract]
Operating lease right-of-use assets		¥ 728,885
Lease liabilities – current		480,813
Lease liabilities – non-current		248,072
Total operating lease liabilities		728,885
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 118,320	¥ 461,070